Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to the Company’s effective tax rate as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2023	2022
Federal income tax expense at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	3.7	5.2
Permanent differences	4.4	(1.2)
Foreign rate differential	(0.4)	—
Research and development tax credits	(4.3)	0.8
Change in valuation allowance	(48.2)	(25.8)
Stock based compensation	37.0	—
State rate changes	(8.0)	—
Deferred true ups	(2.2)	—
Provision to return	—	—

Effective income tax rate	3.0%	—%

Schedule of Deferred Tax Assets and Liabilities
Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

	December 31,
	2023	2022
Deferred tax assets:
U.S., foreign and state net operating loss carryforwards	$80,185	$91,416
Research and development credits	8,356	8,471
Capitalized start up and organizational costs	21	23
Equity based compensation	313	3,610
Licensing agreements	3,710	3,929
Section 174 R&D capitalization	25,045	16,307
Lease liability	240	227
Accruals and other	906	1,032

Total deferred tax assets	118,776	125,015
Valuation allowance	(118,658)	(124,695)

Net deferred tax assets	$118	$320

Deferred tax liabilities:
Property and equipment	$—	$(102)
ROU Asset	(118)	(218)

Total deferred tax liabilities	(118)	(320)

Net deferred tax liabilities	$—	$—